Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities
Schedule of other liabilities

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	52	47,157	47,209	—	63,091	63,091
Tax payables	—	14,026	14,026	—	27,960	27,960
Payable to non-current asset suppliers	143	7,066	7,209	336	9,791	10,127
Contingent consideration	1,302	2,036	3,338	1,353	379	1,732
Other grants	12,249	—	12,249	—	—	—
Guarantees and deposits	13	322	335	14	330	344
Other liabilities	—	8,799	8,799	199	10,152	10,351
Total	13,759	79,406	93,165	1,902	111,703	113,605

Schedule of tax payables

	As of year ended December 31
	2024	2023
	US$'000	US$'000
VAT	3,559	17,384
Accrued social security taxes payable	6,334	6,444
Personal income tax withholding payable	1,257	927
Other	2,876	3,205
Total	14,026	27,960